Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for PEO ($) (b)	Compensation Actually Paid to PEO ($) (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (e)	Total Shareholder Return ($) (f)	Peer Group Shareholder Return ($) (g)	Net Income (in thousands) ($) (h)	EBIT (in thousands) ($) (i)
2022	14,689,126	14,689,126	3,080,256	3,219,288	182.03	128.89	430,158	641,047
2021	13,545,136	13,512,275	2,937,129	2,982,161	219.54	121.35	189,580	439,171
2020	12,467,192	12,280,332	2,398,616	2,400,346	94.12	106.26	172,493	313,378

Company Selected Measure Name	EBIT
Named Executive Officers, Footnote [Text Block]	The amount reported for each year in column (c) is equal to (i) the amount reported in column (b) for J. Frank Harrison, III, Coca-Cola Consolidated’s principal executive officer (“PEO”) for each of the covered years, minus (ii) the aggregate change in the present value of Mr. Harrison’s benefits under the Pension Plan and the ORP during the covered year plus (iii) the aggregate value of Mr. Harrison’s benefits under the Pension Plan and the ORP attributable to his service during the covered year. Mr. Harrison fully accrued his benefit under the ORP prior to 2020 and benefit accruals under the Pension Plan were frozen in 2006. Therefore, there were no service costs for benefit accruals by Mr. Harrison under the ORP or the Pension Plan during the covered years. Mr. Harrison did not receive any stock or option awards during the covered years.The amount reported for each year in column (e) is equal to (i) the amount reported in column (d) for F. Scott Anthony, David M. Katz, Robert G. Chambless and E. Beauregarde Fisher III, the non-PEO named executive officers for each of the covered years, minus (ii) average of the aggregate change in the present values of their benefits under the Pension Plan and the ORP during the covered year plus (iii) average of the aggregate value of their benefits under the Pension Plan and the ORP attributable to their service during the covered year. Benefit accruals under the Pension Plan were frozen in 2006. Therefore, there were no service costs for benefit accruals by the non-PEO named executive officers under the Pension Plan during the covered years. None of the non-PEO named executive officers received any stock or option awards during the covered years.
Peer Group Issuers, Footnote [Text Block]	The amounts shown in column (g) assume $100 was invested on January 1, 2020 in each of the companies in a peer group comprised of Keurig Dr Pepper Inc., National Beverage Corp., The Coca‑Cola Company, Primo Water Corporation (f/k/a Cott Corporation) and PepsiCo, Inc., and that all dividends were reinvested on a quarterly basis. The returns for the companies included in the peer group have been weighted on the basis of the total market capitalization for each company.
PEO Total Compensation Amount	$ 14,689,126	$ 13,545,136	$ 12,467,192
PEO Actually Paid Compensation Amount	$ 14,689,126	13,512,275	12,280,332
Adjustment To PEO Compensation, Footnote [Text Block]
The following table provides information regarding the calculation for the Compensation Actually Paid (“CAP”) to Mr. Harrison for fiscal years 2022, 2021 and 2020:

Year	Summary Compensation Table Total for PEO ($)	Deduct Aggregate Change in Actual Present Value in Pension Plan & ORP ($)	Add Service Costs & Prior Service Costs for ORP Plan ($)	Compensation Actually Paid to PEO ($)
2022	14,689,126	—	—	14,689,126
2021	13,545,136	32,861	—	13,512,275
2020	12,467,192	186,860	—	12,280,332

Non-PEO NEO Average Total Compensation Amount	$ 3,080,256	2,937,129	2,398,616
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,219,288	2,982,161	2,400,346
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
The following table provides information regarding the calculation for the CAP to the non-PEO named executive officers for fiscal years 2022, 2021 and 2020:

Year	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Deduct Average of the Aggregate Change in Actual Present Value in Pension Plan & ORP ($)	Add Average Service Costs & Prior Service Costs for ORP ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)
2022	3,080,256	—	139,032	3,219,288
2021	2,937,129	85,045	130,076	2,982,161
2020	2,398,616	102,672	104,402	2,400,346

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The graph below reflects the relationship between the PEO and average non-PEO named executive officer CAP and the Company’s cumulative indexed total shareholder return (TSR) (assuming an initial fixed investment of $100 on January 1, 2020) for fiscal years 2020, 2021 and 2022:

Compensation Actually Paid vs. Net Income [Text Block]	The graph below reflects the relationship between the PEO and average non-PEO named executive officer CAP and the Company’s net income for fiscal years 2020, 2021 and 2022:
Compensation Actually Paid vs. Company Selected Measure [Text Block]	The graph below reflects the relationship between the PEO and average non-PEO named executive officer CAP and the Company’s EBIT for fiscal years 2020, 2021 and 2022:
Tabular List [Table Text Block]

Most Important Performance Measures
1	EBIT
2	EBIT Margin
3	Free Cash Flow
4	Revenue

Total Shareholder Return Amount	$ 182.03	219.54	94.12
Peer Group Total Shareholder Return Amount	128.89	121.35	106.26
Net Income (Loss)	$ 430,158,000	$ 189,580,000	$ 172,493,000
Company Selected Measure Amount	641,047,000	439,171,000	313,378,000
PEO Name	J. Frank Harrison, III
Additional 402(v) Disclosure [Text Block]	The amounts shown in column (f) assume $100 was invested on January 1, 2020 in Coca-Cola Consolidated Common Stock, and that all dividends were reinvested on a quarterly basis.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	EBIT
Non-GAAP Measure Description [Text Block]	“EBIT” is the acronym for Earnings Before Interest and Taxes and means income from operations determined on a consolidated basis in accordance with GAAP. EBIT is the highest weighted financial metric to determine payouts under Coca-Cola Consolidated’s annual and long-term incentive plans.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	EBIT Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
PEO [Member] | Adjustment, Deduct Aggregate Change In Actual Present Value In Pension Plan And ORP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 32,861	$ 186,860
PEO [Member] | Adjustment, Add Service Costs And Prior Service Costs For ORP Plan [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adjustment, Deduct Aggregate Change In Actual Present Value In Pension Plan And ORP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	85,045	102,672
Non-PEO NEO [Member] | Adjustment, Add Service Costs And Prior Service Costs For ORP Plan [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 139,032	$ 130,076	$ 104,402